Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.71%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,971	97,643
SPDR Portfolio Short Term Treasury ETF		1,647	48,834
Vanguard Short-Term Treasury ETF		1,647	97,601
TOTAL EXCHANGE TRADED FUNDS (Cost $349,789)			344,128

	Contracts	Notional Amount
PURCHASED OPTIONS - 111.82% (a)(b)
CALL OPTIONS - 103.03%
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $0.47	21	$951,384	949,964
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $467.03	15	679,560	15,966
			965,930
PUT OPTIONS - 8.79%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/11/2022, Strike Price $122.87	77	931,238	32,758
iShares 20+ Year Treasury Bond ETF, Expires 7/11/2022, Strike Price $134.70	70	924,560	49,157
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $187.28	21	951,384	468
			82,383
TOTAL PURCHASED OPTIONS (Cost $1,053,937)			1,048,313

Total Investments (Cost $1,403,726) - 148.53%			1,392,441
Liabilities in Excess of Other Assets - (48.53)%			(454,961)
TOTAL NET ASSETS - 100.00%			$937,480

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	7/11/2022	$187.28	21	$(951,384)	$(559,930)
					(559,930)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/11/2022	$129.34	77	(931,238)	(72,725)
iShares 20+ Year Treasury Bond ETF	7/11/2022	$141.79	70	(924,560)	(84,011)
S&P 500® Mini Index	7/11/2022	$420.33	21	(951,384)	(19,559)
					(176,295)
Total Options Written (Premiums Received $686,717)					$(736,225)

(a) Exchange-Traded